Marketable Securities and Securities Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Investment Holdings [Line Items]
Proceeds from sales of available-for-sale securities	¥ 315,043	¥ 217,651	¥ 207,574
Gross realized gains from available for sale securities	67,205	15,656	9,015
Gross realized loss from available for sale securities	186	32	703
Gain on sale of securities investments, net	52,068	8,714	12,049
Marketable securities classified as trading securities	799,241	764,473
Net unrealized gains on trading securities		100,312	59,137
Net unrealized losses on trading securities	45,841
Investment in non public companies	71,750	64,963
Total realized impairment losses on marketable securities	3,566	¥ 949	¥ 1,806
Olympus Corporation
Investment Holdings [Line Items]
Gain on sale of securities investments, net	¥ 46,757